Intangible Assets other than Goodwill (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Por terminal operating rights [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	$ 53,152	$ 53,152
Accumulated Amortization	(15,832)	(14,834)
Net Book Value	37,320	38,318
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	36,120	36,120
Accumulated Amortization	(27,247)	(25,472)
Net Book Value	8,873	10,648
Total Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	89,272	89,272
Accumulated Amortization	(43,079)	(40,306)
Net Book Value	$ 46,193	$ 48,966